SL Agency [Member] Investment Objectives and Goals - SL Agency - BlackRock Cash Funds: Treasury	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Cash Funds: Treasury
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective for BlackRock Cash Funds: Treasury (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek current income as is consistent with liquidity and stability of principal.